Derivative Instruments and Hedging Activities, Pro Forma Impact - Offsetting Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Liability [Abstract]
Gross liability	$ 7.6	$ 5.2
Pro forma net presentation, liability, total	0.0	0.8
Counterparties without Offsetting Position [Member]
Derivative Liability [Abstract]
Gross liability	0.0	0.8
Current Position [Member]
Derivative Liability [Abstract]
Gross liability	5.2	5.2
Pro forma net presentation, liability, current	0.0	0.8
Current Position [Member] | Counterparties without Offsetting Position [Member]
Derivative Liability [Abstract]
Gross liability	0.0	0.8
Long-term Position [Member]
Derivative Liability [Abstract]
Gross liability	2.4	0.0
Pro forma net presentation, liability, noncurrent	0.0	0.0
Long-term Position [Member] | Counterparties without Offsetting Position [Member]
Derivative Liability [Abstract]
Gross liability	$ 0.0	$ 0.0